Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

A.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions include (i) revenues recognition; (ii) identification of and measurement of financial instruments in funding transactions; (iii) recoverability of the Company’s goodwill upon subsequent periods (iv) measurement of fair value of equity awards and (v) evaluation of going concern.

B.	Functional currency

The functional currency of the Company and all of its subsidiaries all of which are primarily a direct and integral component of the Company’s operation is the US dollar (“$” or “dollar”), as the dollar is the primary currency of the economic environment in which the Company and its subsidiaries have operated (which is the currency of the environment in which an entity primarily generates cash) and expects to continue to operate in the foreseeable future.

In accordance with ASC 830, “Foreign Currency Matters”, balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the consolidated Statement of Operations and Comprehensive Loss, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions are presented within financing income or expenses.

C.	Principles of Consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances have been eliminated upon consolidation.

D.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use and that are readily convertible to cash with maturities of three months or less as of the date acquired.

E.	Research and development expenses

Research and development expenses are charged to operations, as incurred.

ASC 985-20, “Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. In accordance with ASC 985-20, capitalization ceases when the related product is available for general release to customers. Costs of maintenance and customer support are charged to expenses, as incurred. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

F.	Deferred offering costs

Prior to the effective date of an offering of equity securities, specific incremental costs directly (i.e. accounting, consulting, legal and printing fees) attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering, unless the offering of equity securities has been delayed but is currently in process, under which such specific incremental and direct costs are charged immediately to operations. As of December 31, 2022, the Company deferred specific incremental costs directly attributable to offering of securities through its IPO that closed in March 2023 in total amount of $313, which was classified as non-current asset in the Company’s Consolidated Balance Sheet.

G.	Goodwill and Intangible Assets

Goodwill is the amount by which the purchase price of acquired net assets in a business combination exceeded the fair values of the net identifiable assets on the date of acquisition. Goodwill is not amortized but evaluated for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The provisions of ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”) require that the impairment test be performed on goodwill at the level of the reporting unit. As required by ASC 350, the Company chooses either to perform a qualitative assessment whether a goodwill impairment test is necessary or proceeds directly to the goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the quantitative goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any.

The Company determined that its operations represent a single reporting unit. The Company determines the fair value of its reporting unit by using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit’s fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. As of December 31, 2022 and 2021, the Company has performed the annual impairment test and has determined that impairment loss is not required to be recognized.

Finite lived intangible assets acquired in business combinations, which include technology, customer relationships and trade names, are initially recorded at fair value. They are amortized on a straight-line basis over their estimated useful lives. The intangible asset lives have been determined based upon the anticipated period over which the Company will derive future cash flows from the intangible assets. The Company has considered the effects of legal, regulatory, contractual, competitive, and other economic factors in determining these useful lives. Recoverability of these assets is assessed when triggering events have occurred that may give rise to an impairment loss and is determined by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by the asset. When it is determined that the carrying value of the asset is not recoverable, the asset is written down to its estimated fair value.

As a result of continued losses, the management performed an impairment test with respect to its intangible assets by maintaining an external valuation which utilized discounted cash flow model. Accordingly, certain assumptions and judgments were made to determine the discount rate as well as future cash flows of the Company. During the years ended December 31, 2022, 2021 and 2020, no impairment losses were identified through the impairment test.

The lives used in computing straight-line amortization for financial reporting purposes are as follows:

Rate of depreciation	%
Technology	20
Customer relationships	20
Trade names	10

H.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the consolidated Statements of Operations and Comprehensive Loss.

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. To date, the Company has not incurred any impairment losses.

The lives used in computing straight-line depreciation for financial reporting purposes are as follows:

Rate of depreciation	%
Computers and peripheral equipment	33
Office furniture and equipment	7-15

I.	Leases

The Company entered into several non-cancelable lease agreements for offices for use in its operations, which are classified as operating leases (see below).

The Company applies ASC Topic 842, Leases (“ASC 842”).

Accordingly, the Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (i) whether the contract involves the use of an identified asset, (ii) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (iii) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (i) the lease transfers ownership of the asset by the end of the lease term, (ii) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (iii) the lease term is for a major part of the remaining useful life of the asset, (iv) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all the Company’s lease contracts for premises do not meet any of the criteria above, the Company concluded that all its lease contracts should be classified as operating leases.

Right of Use (“ROU”) assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in ASC 360-10, “Property, Plant, and Equipment - Overall”, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

The Company also elected the short-term lease recognition exemption for all leases that qualify (leases with a term shorter than 12 months). For those leases, ROU assets or lease liabilities are not recognized and rent expense is recognized on a straight-line basis over the lease term. See also Note 10A for further discussion.

J.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes”. Accordingly, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowance in respect of deferred tax assets is provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its consolidated financial statements during the years ended December 31, 2022, 2021 and 2020 and did not recognize any liability with respect to an unrecognized tax position in its balance sheets.

K.	Employees benefit plans

The Company’s liability for severance pay to its Israeli employees is pursuant to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheets as the severance pay risks have been irrevocably transferred to the severance funds. All deposits required through December 31, 2022 have been made.

L.	Contingencies

The Company and its subsidiaries may be involved in certain legal proceedings and certain business relationships that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company applies the provisions of ASC Topic 450, Contingencies. Thus, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

M.	Concentrations of credit risk and allowance for doubtful accounts

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade receivables as well as certain other current assets that do not amount to a significant amount. Cash and cash equivalents, which are primarily held in US Dollars and New Israeli Shekels (NIS), are deposited with major banks in Israel, U.S. and Russian Federation. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements. Most of the Company’s sales are mainly derived from sales to a diverse set of customers located primarily in the United States. Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts, as described below. Accordingly, management believes that the Company’s trade receivables do not represent a substantial concentration of credit risk.

The Company extends credit to customers in the normal course of business and does not require collateral or any other security to support amounts due. Management performs ongoing credit evaluations of its customers. The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers, the length of time that the balance is past due, the customer’s current ability to pay and available information about the credit risk on such customers. Provisions for the allowance for doubtful accounts are recorded under general and administrative expenses in the consolidated Statements of Operations and Comprehensive Loss. During the years ended December 31, 2022, 2021 and 2020, the Company has not recorded allowance in respect of accounts receivable.

N.	Revenue recognition

The Company recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) under which the Company determines revenue recognition through the following five steps:

◾	Identification of the contract, or contracts, with a customer;

◾	Identification of the performance obligations in the contract;

◾	Determination of the transaction price;

◾	Allocation of the transaction price to the performance obligations in the contract; and

◾	Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that mostly include software and software related services (i.e. Post-Contract Customer Support (“PCS”)), which are generally capable as being distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use its software for a limited term (mainly for a period of one to three years) or on a perpetual basis for enterprises that incorporate the Company’s perpetual license in their own products delivered to end users and for the Company’s products sold to thousands private consumers, as applicable to each contract, and from, provision of related maintenance and technical support. The Company sells its products through direct sales force and indirectly through distributors and consumer platforms.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services. However, when the consideration for the license is based on sales of the related customer, the company applies the provisions of ASC 606 with respect to sales-based or usage-based royalties promised in exchange for a license of intellectual property and recognizes revenues only when the underlying sales occur, as long as this approach does not result in the acceleration of revenue ahead of the company’s performance.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license (either timely-based or perpetual) or software related services to the customer, either at a point in time or over time. The Company recognizes its revenues from software sales at a point in time upon delivery of its software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own. The Company’s revenues from PCS are derived from annual maintenance providing for unspecified upgrades on a when-and-if-available basis. The right for an unspecified upgrade for the version acquired by the customer and enhancements on a when-and-if-available basis that do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the PCS performance obligation as a distinct performance obligation that is satisfied over time and recognized on a straight-line basis over the contractual period (mainly over a period of one year either for timely-based license or for perpetual license).

As the Company bundles software licenses (either time-based or perpetual) together with PCS, the transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

Since the Company does not sell PCS on a stand-alone basis and due to the fact that these services are usually involved with limited customer support, mainly based on several hours of technical support per contract (as management believes the technology and products covered under the software license component are mature and fully functional), the standalone selling prices of the PCS are determined based on the expected cost plus a margin (“cost-plus approach”) based on estimation of direct fulfillment cost (an hourly service) and a reasonable margin. Such estimate is also corroborated with the price that the company would have to pay to a third-party service provider for a similar support service.

The stand-alone selling price of the software licenses (either timely-based or perpetual) is estimated by management based on adjusted market assessment approach which represents management estimation of the price that a customer in the market will be willing to pay for such license on a stand-alone basis (i.e. without any PCS).

Due to the fact that the PCS services are usually involved with limited customer support, mainly based on several hours of technical support per contract, the transaction price allocated to the PCS is considered insignificant. Consequently, most of the transaction price is allocated to the software licenses as management believes the technology and products covered under the software license component are mature and fully functional.

During the reported periods, costs to obtain contracts were in an insignificant amount.

The Company does not grant a right of return to its customers. When product delivered to the customer is subject to evaluation, the Company defers revenue until evaluation is completed subject to formal selling agreement with the customer, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Commencing 2022, revenue is also derived from the traffic operations in the Google AdSense program, a web advertising platform, that the Company makes available on its websites. Google pays the Company on a cost-per-click basis. The Company recognizes as revenue the fees paid to it by Google based on the volume of clicks through to Google AdSense advertisements.

The Company receives payments from customers based upon contractual payment schedules. Trade receivables are recorded when right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. As of December 31, 2022 and 2021, unbilled receivables balance amounted to $35 and $29, respectively, and are included within trade receivables balance in the Company’s Consolidated Balance Sheets.

As of December 31, 2022 and 2021, the Company had $31 and $33, respectively, of remaining performance obligations not yet satisfied or partly satisfied related to revenues (mostly PCS). Such amounts are presented as deferred revenues which are expected to be recognized as revenues during the next twelve months.

See also Note 16 for further discussion related to disaggregation of revenues.

O.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the ASC 820, “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy. The valuation of certain financial instruments classified under fair value through profit or loss category and the fair value of reporting units for purposes of goodwill impairment analysis, fall under this category.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash and cash equivalents is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

P.	Convertible Ordinary 1 and 2 Shares and Preferred Shares

The Convertible Ordinary 1 and 2 Shares and Convertible Preferred Shares are not subject to redemption feature upon any events that are considered not solely within the control of the Company. In addition, upon occurrence of liquidation event, as defined in the Company’s Articles of Association, all holders of the Ordinary Shares, Convertible Ordinary 1 and 2 Shares and Convertible Preferred Shares will be entitled to receive the same form of consideration. Thus, the Company classifies its Convertible Ordinary 1 and 2 Shares and Convertible Preferred Shares as part of permanent equity.

Q.	Allocation of proceeds and related issuance costs

When multiple instruments are issued in a single transaction (package issuance), the total net proceeds from the transaction are allocated among the individual freestanding instruments identified. The allocation occurs after identifying all the freestanding instruments and the subsequent measurement basis for those instruments.

Financial instruments that are required to be subsequently measured at fair value (such as derivative warrants liability) are measured at fair value and the remaining consideration is allocated to other financial instruments that are not required to be subsequently measured at fair value (i.e. straight loan), based on the relative fair value basis for such instruments.

The allocation of issuance costs to freestanding instruments was based on an approach that is consistent with the allocation of the proceeds, as described above.

Issuance costs allocated to the derivative warrant liability were immediately expensed.

Issuance costs allocated to straight loan are recorded as a discount of the straight loan and accreted over the contractual term of straight loan up to face value of such loans using the effective interest method.

R.	Warrants

Certain warrants that were issued to a commercial bank as part of entering into a straight loan and to seller through transaction in which certain identified intangible assets have been purchased are classified as a component of permanent equity since they are freestanding financial instruments that are legally detachable and separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise for a fixed exercise price and thus, are considered as indexed to the Company’s own shares. In addition, the warrants must require physical settlement and may not provide any guarantee of value or return. As such warrants were issued together with financial instruments that are not subsequently measured at fair value the warrants were measured based on allocation of the proceeds received by the Company in accordance with the relative fair value basis. When applicable, direct issuance expenses that were allocated to such warrants were deducted from additional paid-in capital.

Commencing January 1, 2018 and following the early adoption of ASU 2017-11, “Earnings Per Share” (ASU 2017-11), the Company disregards the down round feature when assessing whether an instrument is indexed to its own shares, for purposes of determining liability or equity classification. Based on its evaluation, management has determined that certain warrants with down-round protection are eligible for equity classification. In accordance with the provisions of ASU 2017-11, upon the occurrence of an event that triggers down round protection (i.e., when the exercise price of the warrants is adjusted downward because of the down round feature), the effect is accounted for as a deemed dividend and as a reduction of income available to common shareholders for purposes of basic earnings per share (EPS) calculation. However, during the reported periods there were no events that trigger a down round protection.

S.	Derivative Warrants Liability

Certain warrants that were granted by the Company for commercial bank through funding transaction entitle the bank to exercise the warrants for a variable number of shares and/or for a variable exercise price and thus the fixed-for-fixed criteria is not met. Accordingly, the warrants were classified as a non-current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company accounted for these warrants as a financial derivative liability measured upon initial recognition and on subsequent periods at fair value by using the Hybrid Method by combining the OPM and an IPO scenario.

The fair value of the aforesaid warrants derivative liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of the “Financing (income) expenses, net” line in the consolidated statements of operations and comprehensive loss, until such warrants are exercised or expired. When applicable, direct issuance expenses that were allocated to the above warrants were expensed as incurred.

T.	Modifications or exchanges of loans

Modifications to, or exchanges of, financial instruments such as loans or convertible loans, are accounted for as a modification or an extinguishment, following to provisions of ASC 470-50, “Debt – Modification and Extinguishments” (ASC 470-50). Such an assessment done by management either qualitatively or quantitatively based on the facts and circumstances of each transaction.

Under ASC 470-50, modifications or exchanges are generally considered extinguishments with gains or losses recognized in current earnings if the terms of the new debt and original instrument are substantially different. The instruments are considered “substantially different” when the present value of the cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument.

If the terms of a debt instrument are changed or modified and the present value of the cash flows under the terms of the new debt instrument is less than 10%, the debt instruments are not considered to be substantially different, except in the following two circumstances: (i)  the transaction significantly affects the terms of an embedded conversion option, such that the change in the fair value of the embedded conversion option (calculated as the difference between the fair value of the embedded conversion option immediately before and after the modification or exchange) is at least 10% of the carrying amount of the original debt instrument immediately before the modification or exchange or (ii)  the transaction adds a substantive conversion option or eliminates a conversion option that was substantive at the date of the modification or exchange.

If the original and new debt instruments are considered as “substantially different”, the original debt is derecognized and the new debt is initially recorded at fair value, with the difference recognized as an extinguishment gain or loss under financial expense or income as applicable.

If a convertible debt instrument with a beneficial conversion option that was separately accounted for in equity, is extinguished prior to its conversion or stated maturity date, a portion of the reacquisition price is allocated to the repurchase of the beneficial conversion option. The amount of the reacquisition price allocated to the beneficial conversion option is measured using the intrinsic value of that conversion option at the extinguishment date. The residual amount, if any, is allocated to the convertible debt instrument.

The gain or loss on the extinguishment of the convertible debt instrument is determined based on the difference between the carrying amount and the fair value of the allocated reacquisition price.

U.	Basic and diluted net loss per Ordinary Share

The Company applies the two-class method as required by ASC 260-10, “Earnings Per Share” (“ASC 260-10”) which requires the income or loss per share for each class of shares (ordinary and all other shares with preferences over Ordinary Shares) to be calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods. According to the provisions of ASC 260-10, the Company’s Convertible Preferred Shares and Convertible Ordinary 1 and 2 Shares do not have contractual obligation to share losses of the Company and therefore are not included in the computation in period of net loss per share.

Basic net loss per Ordinary Share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to shares with preferences over Ordinary Shares (Convertible Ordinary 1 and 2 shares and Convertible Preferred Shares), share options and certain warrants and using the if-converted method with respect to convertible advance investments and certain warrants accounted for as derivative liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of share options or warrants.

During the years ended December 31, 2022, 2021 and 2020, the total weighted average number of Ordinary Shares related to outstanding shares with preferences over Ordinary Shares (Convertible Ordinary 1 and 2 shares and Convertible Preferred Shares), share options, warrants and convertible advance investments excluded from the calculation of the diluted loss per share was 9,067,438, 8,957,327 and 8,842,202, respectively.

V.	Convertible Advance Investments

Upon initial recognition, the Company has considered the provisions of ASC 480-10 “Distinguishing Liabilities from Equity” with respect to certain obligations to issue a variable number of shares and has determined that the convertible advance investments represent a financial liability since most of its settlement alternatives embody either a conditional or an unconditional obligation to issue a variable number of the Company’s shares with monetary value based predominantly on a fixed monetary amount known at inception (the original issue price of the convertible advance investments together with a fixed  return to the investors).

Upon initial recognition, the Company has considered the provisions of ASC 815-15, “Derivatives and Hedging - Embedded Derivatives”, and determined that the embedded conversion feature of the convertible advance investments cannot be considered as clearly and closely related to the host debt instrument. However, it was determined that the embedded conversion feature should not be separated from the host instrument because the embedded conversion option, if freestanding, did not meet a derivative definition based on the provisions of ASC 815-10, “Derivatives and Hedging” since its terms did not require or permit net settlement. Thus, it was determined that the conversion feature does not meet the characteristic of being readily convertible to cash. However, the Company has determined that the redemption feature upon certain events is not solely within the Company’s control under which the Company will be required to repay an amount equal to 200% of the original investment was determined to represent a contingent interest feature that requires bifurcation from a host debt contract because the contingent interest feature meets a derivative definition and the economic characteristics of the embedded feature are not clearly and closely related to those of host debt instrument as such feature is not directly credit risk related.

Furthermore, the Company applied ASC 470-20, “Debt - Debt with Conversion and Other Options” (“ASC 470-20”) which clarifies the accounting for instruments with Beneficial Conversion Features (BCF) or contingently adjustable conversion ratios and has applied the BCFs guidance to determine whether the conversion feature is beneficial to investors. However, as the convertible advance investments were not convertible upon inception (such instrument would have become convertible if the Company would have completed qualified financing by August 5, 2020), it was determined that no BCF was required to be recognized upon initial recognition of the instrument.

Based on the characteristics of the convertible advance investments, the Company elected to measure this liability in its entirety, at its fair value in accordance with ASC 825-10, “Financial Instruments” due to the existence of certain redemption option and the potential requirement to recognize contingent BCF. Accordingly, upon initial recognition and in subsequent periods, the Company measures the liability related to the convertible advance investments based on its fair value taking into consideration, among others all relevant settlement possibilities and their respective likelihood.

W.	Capital contribution from a controlling shareholder

The fair value of the benefit received in respect of loan received from the controlling shareholder is calculated on the basis of the difference between the interest rate that the Company would have required to pay for similar loan from commercial bank and the interest rate that the Company is actually charged under the agreement with the controlling shareholders. Such benefit is accounted for as capital contribution received from the controlling shareholder as additional paid-in capital and it is recorded as discount on the loan received against at the initial measurement date. Subsequently, such discount is expensed over the economic life of the loan based on the effective interest rate method.

X.	Share-based compensation

The Company measures and recognizes compensation expense for all equity-based payments to employees based on their estimated fair values in accordance with ASC 718, “Compensation-Stock Compensation”. Share-based payments are recognized in the Statement of Operations and Comprehensive Loss as an operating expense based on fair value of the award at the grant date by using Black-Scholes option-pricing model. The inputs for the valuation analysis of the share options include several assumptions of which the most significant are the fair market value of the underlying Ordinary Share, the expected share price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on daily basis since the Company’s marketability is considered low. The expected option term represents the period that the Company’s share options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. The Company expensed compensation costs net of estimated forfeitures over the requisite service period by applying the straight-line method.

The fair value of Ordinary Shares underlying the share options was determined by the Company’s management with the assistance of an independent valuation firm. Because there has been no public market for the Ordinary Shares, the Company’s management has determined fair value of the Ordinary Shares at the time of grant by considering several objective and subjective factors including data from other comparable companies, sales of Convertible Preferred Shares to unrelated third parties, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying Ordinary Shares shall be determined by management until such time as the ordinary shares are listed on an established stock exchange, national market system or other quotation system. For all reported periods through December 31, 2020, the valuations were performed using the Option Pricing Method (“OPM”). Commencing June 30, 2021, the valuations were performed using Hybrid Method by combining the OPM and an IPO scenario.

Commencing January 1, 2019, following the adoption of ASU 2018-07 which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted in accordance with ASC 718.

When applicable, a modification to the terms and/or conditions of an award (i.e. a change of award’s fair value, vesting conditions or classification as an equity or a liability instrument) is accounted for as an exchange of the original award for a new award resulting in total compensation cost equal to the grant-date fair value of the original award, plus the incremental value of the modification to the award. The calculation of the incremental value is based on the excess of the fair value of the modified award following the modification over the fair value of the original award measured immediately before its terms were modified.